Bank Loans (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Hongkong and Shanghai Banking Corporation Limited (“HSBC”) [Member]
Bank Loans [Line Items]
Tenure period	5 years
Structuring fees (in Dollars)	$ 593,297
Unamortized debt issuance costs (in Dollars)	550,468
Long term bank loans (in Dollars)	2,700,000
Bank Loans [Member]
Bank Loans [Line Items]
Interest expense to banking facilities (in Dollars)	$ 722,068	$ 295,019
Weighted-average interest rate	6.90%	6.60%
Minimum [Member] | Hongkong and Shanghai Banking Corporation Limited (“HSBC”) [Member]
Bank Loans [Line Items]
Floating interest rate	2.50%
Bank loan bear interest	2.99%
Maximum [Member] | Hongkong and Shanghai Banking Corporation Limited (“HSBC”) [Member]
Bank Loans [Line Items]
Floating interest rate	7.50%
Bank loan bear interest	5.71%